Financial Liabilitiy At Fair Value Through Profit Or Loss Details of financial liabilities at fair value through profit or loss (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities held for trading	₩ 3,176,113		₩ 3,036,478
Financial liabilities designated at FVTPL	251,796		766,880	₩ 854,862
Financial liabilities at FVTPL	3,427,909	$ 3,211,397	3,803,358
Financial liabilities held for trading
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities held for trading	3,176,113		3,036,478
Gold banking liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities held for trading	25,964		26,501
Derivative liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities held for trading	3,150,149		3,009,977
Financial liabilities designated at FVTPL
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities designated at FVTPL	251,796		766,880
Equity linked securities index in short position
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities designated at FVTPL	160,057		673,906
Debentures in local currency
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities designated at FVTPL	₩ 91,739		₩ 92,974